Capital Management and Solvency - Summary of Composition of Available Own Funds Across Tiers (Detail) - Solvency one capital ratio [member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
New method [member]
Disclosure of capital management and solvency [line items]
Total available own funds	€ 15,628	€ 15,957
New method [member] | Unrestricted tier 1 [member]
Disclosure of capital management and solvency [line items]
Total available own funds	10,428	10,081
New method [member] | Restricted tier 1 [member]
Disclosure of capital management and solvency [line items]
Total available own funds	3,540	3,817
New method [member] | Tier 2 capital [member]
Disclosure of capital management and solvency [line items]
Total available own funds	1,213	1,291
New method [member] | Tier 3 capital [member]
Disclosure of capital management and solvency [line items]
Total available own funds	€ 448	768
Old method [member]
Disclosure of capital management and solvency [line items]
Total available own funds		18,119
Old method [member] | Unrestricted tier 1 [member]
Disclosure of capital management and solvency [line items]
Total available own funds		10,656
Old method [member] | Restricted tier 1 [member]
Disclosure of capital management and solvency [line items]
Total available own funds		3,817
Old method [member] | Tier 2 capital [member]
Disclosure of capital management and solvency [line items]
Total available own funds		2,008
Old method [member] | Tier 3 capital [member]
Disclosure of capital management and solvency [line items]
Total available own funds		€ 1,638